UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
 (Exact name of registrant as specified in charter)

8020 Excelsior Drive, Suite 402
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
8020 Excelsior Drive, Suite 402
Madison, Wisconsin 53717
 (Name and address of agent for service)

(608) 960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2016

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Plumb Equity Fund

SEMI-ANNUAL REPORT
September 30, 2016

www.plumbfunds.com

PLUMB FUNDS

September 30, 2016

Dear Fellow Shareholders:

We are pleased to state the Plumb Funds outperformed their respective benchmarks over the last six months ending September 30, 2016, as our investments in our “rise of innovation” secular trend thesis continued to bear fruit.  During this six-month period, the Plumb Balanced Fund was up 6.82% and led its blended benchmark* which was up 4.45%. During the six-month period, the Plumb Equity Fund was up 9.85% and led its blended benchmark* which was up 6.07%.

Granted, innovation does not follow a consistent uniform upward curve, but happens more in a step-like pattern as transformational new ideas build and evolve on top of one another. In the last six months the market clambered to the driverless car movement, which in turn helped our semiconductor chip investments that enable automobiles to be aware and process safety data at tremendous speeds.

We continue to focus on investments that reflect our shared values. We believe we are doing something logical yet distinct here, attempting to identify good growth companies that have long-term secular tailwinds. We focus mainly on businesses where we feel secular and cyclical opportunities are aligned.

We believe that global health care innovation is one area with dynamic opportunities. There has been some tremendous advancement in this field, ranging from new drugs, therapies, early detection, treatment, medical devices, information systems, and robotics. Companies that fit this theme (in the Funds’ portfolios at the mid-point of their fiscal year) are Intuitive Surgical, Inc.; Johnson & Johnson; Allergan PLC; Portola Pharmaceuticals, Inc.; Exact Sciences Corporation; Radius Health, Inc.; and ABIOMED, Inc.

The electronic financial processing of transactions is another industry that we believe has significant growth potential. Though relatively mature in the United States, from the website www.compendium.mastercard.com, we see estimates that 85% of the world’s transactions are still conducted in cash. This could provide a tremendous growth market for companies serving credit card processing, electronic reporting, electronic security, and internet purchasing. We believe companies like Visa, Inc.; MasterCard, Inc.; Discover Financial Services; WEX, Inc.; FleetCor Technologies, Inc.; Synchrony Financial; Fiserv, Inc.; Jack Henry & Associates, Inc.; NXP Semiconductors NV; The Priceline Group, Inc.; Apple, Inc.; and even Alphabet, Inc. all stand to potentially benefit from this trend.

The top three contributors to performance for the six-month period ending September 30, 2016 were Exact Sciences Corporation, NVIDIA Corporation, and NXP Semiconductors N.V.

Exact Sciences Corporation, headquartered in Madison, WI, continues its growth trend as its lead colorectal cancer screening kit named Cologuard® was included on October 3rd in the 2017 Healthcare Effectiveness Data & Information Set (HEDIS). This is potentially significant because more than 90% of America’s health plans measure quality based on HEDIS and Cologuard® is included in that benchmark for success.

NVIDIA Corporation makes graphic processing chips and has been a major part of the computer gaming industry for some time. NVIDIA graphic cards are now found in vehicle navigation and entertainment systems, and like NXP Semiconductors N.V., has been at the forefront of the semi-autonomous/autonomous vehicles movement.

PLUMB FUNDS

NXP Semiconductors N.V., which used to be named Phillips Semiconductors and is the 5th largest non-memory semiconductor in the world, was recently approached to be purchased by its larger rival Qualcomm. Although you may not have heard of NXP, it makes the NFC chip in your credit cards and MIFARE transit cards to make them more secure. NXP also has been growing in the automotive space, making keyless entry chips, and is also an essential networking element to the secular trend of semi-autonomous/autonomous vehicles.

The laggards for both Funds were The Hain Celestial Group, Inc.; Fiserv, Inc.; and Church & Dwight Company, Inc.

The Hain Celestial Group, Inc., a natural and organic food company known for its Celestial teas, Terra chips, and The Greek Gods yogurt, unfortunately had to delay its financial results to address some accounting issues related to some of its brand acquisitions causing the company to lower its earnings guidance. The stock price had run up after its rival White Wave was acquired but then sent down once the company indicated that it was internally reviewing its accounting practices. Since we believe Hain Celestial has good prospects driven by extensive organic and natural food brands, we will reassess when the financials are released.

Fiserv, Inc. out of Brookfield, Wisconsin, is a financial services technology company and a major part of online banking. The stock has been such a long-term “winner” for many that some investors felt they should take some profits. We, on the other hand, believe the secular trend of electronic payments will continue its upward march.

Church & Dwight Company, Inc. is known for its Arm & Hammer brand and baking soda. Church & Dwight has stated that it would like to make an acquisition and investors, we think, are just pausing until a deal actually happens.

As a reminder, even though the Plumb Equity Fund and Plumb Balanced Fund have some overlap with contributors and laggards, the weightings of these holdings are typically much larger in the Plumb Equity Fund. In addition, we are slowly beginning to explore additional allocation to securities in the mid-cap growth space for the Plumb Equity Fund in an effort to add more future return potential for our shareholders.

We are honored and pleased that you are a shareholder of the Plumb Funds. We remain steadfast in our approach and feel confident that it will continue to work for the long-term. We at Wisconsin Capital Management, LLC (the Plumb Funds’ advisor) are dedicated to a fundamental investment process that we believe can offer competitive returns over a market cycle. We welcome hearing from our shareholders and look forward to exploring the appropriateness of the Plumb Funds in helping to fulfill your investment goals. Please feel free to email or call Nathan Plumb with any questions that you may have at nplumb@plumbfunds.com or directly at (608) 960-4616.

Thomas G. Plumb	Nathan M. Plumb

PLUMB FUNDS

Opinions expressed are those of Thomas Plumb and Nathan Plumb and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments by the Plumb Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Funds’ ability to sell their shares.

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index. The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

*
The blended benchmark for the Plumb Balanced Fund is made up of 55% S&P 500 index, 35% Barclays capital intermediate government/credit bond index and 10% MSCI EAFE index. The blended benchmark for the Plumb Equity Fund is made up of 90% S&P 500 index, and 10% MSCI EAFE index. You cannot invest directly in an index.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS

Expense Example
September 30, 2016 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 – September 30, 2016).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
September 30, 2016 (Unaudited) (Continued)

Plumb Balanced Fund

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2016 to
	April 1, 2016	September 30, 2016	September 30, 2016

Actual	$1,000.00	$1,068.20	$6.58

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.70	$6.43

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Plumb Equity Fund

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2016 to
	April 1, 2016	September 30, 2016	September 30, 2016

Actual	$1,000.00	$1,098.50	$7.47

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,017.95	$7.18

*	Expenses are equal to the Fund’s annualized expense ratio of 1.42%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund
Investments by Industry Sector as of September 30, 2016
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS
Plumb Balanced Fund
Investments by Asset Allocation as of September 30, 2016
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Industry Sector as of September 30, 2016
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 66.19%

Administrative and Support Services – 11.05%
Mastercard Incorporated	6,500	$661,505
The Priceline Group, Inc. (a)	600	882,894
Synchrony Financial	40,000	1,120,000
Visa, Inc. – Class A	13,000	1,075,100
		3,739,499
Beverage and Tobacco
Product Manufacturing – 6.63%
Brown-Forman Corporation	10,000	474,400
Constellation Brands, Inc. – Class A	8,000	1,331,920
PepsiCo, Inc.	4,000	435,080
		2,241,400
Broadcasting (except Internet) – 1.37%
The Walt Disney Company	5,000	464,300

Chemical Manufacturing – 7.82%
Allergan PLC (a) (b)	3,600	829,116
Bristol-Myers Squibb Company	10,000	539,200
Johnson & Johnson	6,000	708,780
Portola Pharmaceuticals, Inc. (a)	25,000	567,750
		2,644,846

Computer and Electronic
Product Manufacturing – 9.75%
Apple, Inc.	5,000	565,250
Medtronic PLC (b)	6,500	561,600
Microchip Technology, Inc.	7,500	466,050
NVIDIA Corporation	10,000	685,200
NXP Semiconductors NV (a) (b)	10,000	1,020,100
		3,298,200

Credit Intermediation and Related Activities – 2.51%
Discover Financial Services	15,000	848,250

Data Processing, Hosting, and Related Services – 2.21%
Fiserv, Inc. (a)	7,500	746,025

Food Manufacturing – 1.58%
The Hain Celestial Group, Inc. (a)	15,000	533,700

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)

General Merchandise Stores – 1.35%
Costco Wholesale Corporation	3,000	$457,530

Health and Personal Care Stores – 1.48%
McKesson Corporation	3,000	500,250

Machinery Manufacturing – 1.53%
General Electric Company	17,500	518,350

Miscellaneous Manufacturing – 4.63%
ABIOMED, Inc. (a)	4,000	514,320
Intuitive Surgical, Inc. (a)	650	471,140
Stryker Corporation	5,000	582,050
		1,567,510
Other Information Services – 2.80%
Alphabet, Inc. – Class A (a)	600	482,436
Alphabet, Inc. – Class C (a)	600	466,374
		948,810
Pipeline Transportation – 1.31%
Enbridge, Inc. (b)	10,000	442,300

Professional, Scientific, and
Technical Services – 5.56%
Exact Sciences Corporation (a)	25,000	464,250
Jack Henry & Associates, Inc.	4,500	384,975
Mobileye N.V. (a) (b)	9,000	383,130
WEX, Inc. (a)	6,000	648,540
		1,880,895
Publishing Industries (Except Internet) – 2.89%
ANSYS, Inc. (a)	5,000	463,050
Tyler Technologies, Inc. (a)	3,000	513,690
		976,740
Transportation Equipment Manufacturing – 1.72%
Honeywell International, Inc.	5,000	582,950

TOTAL COMMON STOCKS
(Cost $16,452,985)		22,391,555

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2016 (Unaudited) (Continued)

	Principal
	Amount	Value

TRUST PREFERRED SECURITIES – 1.55%

Credit Intermediation and Related Activities – 1.55%
Wells Fargo & Company	$500,000	$523,175

TOTAL TRUST PREFERRED SECURITIES
(Cost $569,143)		523,175

CORPORATE BONDS – 27.38%

Administrative and Support Services – 2.32%
The Dun & Bradstreet Corporation
4.375%, 12/01/2022	500,000	521,891
Lender Processing Services, Inc.
5.750%, 04/15/2023	250,000	264,375
		786,266
Broadcasting (except Internet) – 1.57%
Time Warner Cable, Inc.
4.000%, 09/01/2021	500,000	531,223

Chemical Manufacturing – 1.47%
Zoetis, Inc.
3.450%, 11/13/2020	475,000	496,993

Computer and Electronic
Product Manufacturing – 3.12%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	500,000	547,666
Motorola Solutions, Inc.
4.000%, 09/01/2024	500,000	506,568
		1,054,234
Credit Intermediation and Related Activities – 1.48%
Citigroup, Inc.
2.000%, 08/31/2023 (c)	500,000	502,007

Electronics and Appliance Stores – 1.52%
Ingram Micro, Inc.
5.250%, 09/01/2017	500,000	514,514

Food Manufacturing – 1.62%
Corn Products International, Inc.
4.625%, 11/01/2020	500,000	547,561

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2016 (Unaudited) (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)

Health and Personal Care Stores – 0.92%
CVS Pass-Through Trust
6.943%, 01/10/2030	$254,381	$310,527

Insurance Carriers and Related Activities – 1.60%
Old Republic International Corporation
4.754%, 10/01/2024	500,000	542,428

Machinery Manufacturing – 1.53%
KLA-Tencor Corporation
3.375%, 11/01/2019	500,000	518,356

Merchant Wholesalers, Nondurable Goods – 1.53%
Actavis Funding SCS (b)
3.000%, 03/12/2020	500,000	516,669

Other Information Services – 1.51%
Verisign, Inc.
4.625%, 05/01/2023	500,000	509,375

Publishing Industries (Except Internet) – 3.05%
CA, Inc.
2.875%, 08/15/2018	500,000	509,770
Symantec Corporation
4.200%, 09/15/2020	500,000	521,723
		1,031,493
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 4.14%
Citigroup, Inc.
2.064%, 04/25/2024 (c)	500,000	496,811
Morgan Stanley
2.830%, 12/01/2017 (c)	400,000	403,020
Wells Fargo & Company
2.500%, 11/20/2025 (c)	500,000	499,800
		1,399,631
TOTAL CORPORATE BONDS
(Cost $9,020,572)		9,261,277

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2016 (Unaudited) (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS – 4.77%

Money Market Funds – 4.77%
Fidelity® Investments Money Market Funds
Government Portfolio Class 0.268% (c)	1,615,200	$1,615,200

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,615,200)		1,615,200

Total Investments
(Cost $27,657,900) – 99.89%		33,791,207
Other Assets in Excess of Liabilities – 0.11%		37,779
TOTAL NET ASSETS – 100.00%		$33,828,986

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Canada 1.31%, Ireland 4.11%, Luxembourg 1.53%, Netherlands 4.15%.
(c)	Variable rate security. The rate listed is as of September 30, 2016.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS – 99.52%

Administrative and Support Services – 18.47%
Mastercard Incorporated	8,000	$814,160
The Priceline Group, Inc. (a)	700	1,030,043
Synchrony Financial	40,000	1,120,000
Visa, Inc. – Class A	13,500	1,116,450
		4,080,653
Beverage and Tobacco
Product Manufacturing – 9.68%
Brown-Forman Corporation – Class B	10,000	474,400
Constellation Brands, Inc. – Class A	10,000	1,664,900
		2,139,300
Broadcasting (except Internet) – 1.89%
The Walt Disney Company	4,500	417,870

Chemical Manufacturing – 14.75%
Alder Biopharmaceuticals, Inc. (a)	8,000	262,160
Allergan PLC (a) (b)	4,000	921,240
Church & Dwight Company, Inc.	14,000	670,880
Johnson & Johnson	3,800	448,894
Portola Pharmaceuticals, Inc. (a)	29,000	658,590
Radius Health, Inc. (a)	5,500	297,495
		3,259,259
Computer and Electronic
Product Manufacturing – 10.54%
Apple, Inc.	4,600	520,030
NVIDIA Corporation	11,500	787,980
NXP Semiconductors NV (a) (b)	10,000	1,020,100
		2,328,110
Credit Intermediation and
Related Activities – 6.36%
Discover Financial Services	15,000	848,250
FleetCor Technologies, Inc. (a)	3,200	555,936
		1,404,186
Data Processing, Hosting, and
Related Services – 4.05%
Fiserv, Inc. (a)	9,000	895,230

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2016 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Food Manufacturing – 2.42%
The Hain Celestial Group, Inc. (a)	15,000	$533,700

Miscellaneous Manufacturing – 7.02%
ABIOMED, Inc. (a)	4,500	578,610
Intuitive Surgical, Inc. (a)	700	507,381
Stryker Corporation	4,000	465,640
		1,551,631
Other Information Services – 3.60%
Alphabet, Inc. – Class A (a)	700	562,842
Alphabet, Inc. – Class C (a)	300	233,187
		796,029
Professional, Scientific,
and Technical Services – 10.72%
Exact Sciences Corporation (a)	35,000	649,950
Jack Henry & Associates, Inc.	5,000	427,750
Mobileye N.V. (a) (b)	10,000	425,700
WEX, Inc. (a)	8,000	864,720
		2,368,120
Publishing Industries (Except Internet) – 6.85%
ANSYS, Inc. (a)	8,000	740,880
Dassault Systèmes SA – ADR	3,000	259,410
Tyler Technologies, Inc. (a)	3,000	513,690
		1,513,980
Transportation Equipment Manufacturing – 3.17%
Honeywell International, Inc.	6,000	699,540

TOTAL COMMON STOCKS
(Cost $15,814,941)		21,987,608

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2016 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.53%
Money Market Funds – 0.53%
Fidelity® Investments Money Market Funds
Government Portfolio Class 0.268% (c)	117,553	$117,553

TOTAL SHORT-TERM INVESTMENTS
(Cost $117,553)		117,553

Total Investments
(Cost $15,932,494) – 100.05%		22,105,161
Liabilities in Excess of Other Assets – (0.05)%		(10,831)
TOTAL NET ASSETS – 100.00%		$22,094,330

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Ireland 4.17% Netherlands 6.54%.
(c)	Variable rate security. The rate listed is as of September 30, 2016.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
September 30, 2016 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$33,791,207	$22,105,161
Dividends and interest receivable	97,538	3,601
Receivable for fund shares sold	115	31,016
Prepaid assets	9,640	8,554
Total Assets	33,898,500	22,148,332

Liabilities
Accrued distribution fee	17,714	11,635
Payable to Advisor (a)	7,884	4,948
Administrative & accounting
services fee payable (a)	5,495	3,671
Payable to directors	4,445	3,012
Accrued expenses and other liabilities	33,976	30,736
Total Liabilities	69,514	54,002
Net Assets	$33,828,986	$22,094,330

Net Assets Consist Of:
Paid in capital	$33,122,242	$15,750,832
Accumulated undistributed net
investment income (loss)	121,349	(111,279)
Accumulated net realized gain (loss)	(5,547,912)	282,110
Net unrealized appreciation on investments	6,133,307	6,172,667
Net Assets	$33,828,986	$22,094,330

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	1,459,930	985,947
Net asset value, offering and
redemption price per share	$23.17	$22.41

* Cost of Investments	$27,657,900	$15,932,494

(a)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Six Months Ended September 30, 2016 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends (Net of foreign withholding
taxes of $1,473 and $235, respectively)	$115,994	$76,751
Interest	173,122	394
Total Investment Income	289,116	77,145

Expenses:
Investment Advisor’s fee (a)	107,721	71,809
Distribution fees	38,117	26,514
Administrative & accounting service fees (a)	33,145	22,095
Legal fees	12,159	12,269
Administration fee	5,867	5,135
Transfer agent fees and expenses	24,094	19,680
Fund accounting fees	17,934	16,093
Registration fees	5,512	5,271
Director fees and expenses	8,967	6,006
Audit and tax fees	7,983	7,939
Custody fees	3,898	3,378
Insurance expense	8,688	5,786
Printing and mailing expense	3,038	2,090
Total expenses before waiver	277,123	204,065
Less: Fees waived/reimbursed by Advisor (a)	(67,156)	(47,509)
Net expenses	209,967	156,556
Net Investment Income (Loss)	79,149	(79,411)

Realized and Unrealized Gain:
Net realized gain on investments	243,611	489,434
Net change in unrealized
appreciation on investments	1,850,201	1,661,503
Net realized and unrealized
gain on investments	2,093,812	2,150,937

Net Increase in Net Assets
Resulting from Operations	$2,172,961	$2,071,526

(a)	See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2016	2016
	(Unaudited)
Operations:
Net investment income	$79,149	$220,798
Net realized gain on investments	243,611	992,013
Net change in unrealized appreciation
on investments	1,850,201	(2,580,662)
Net increase (decrease) in net assets
resulting from operations	2,172,961	(1,367,851)

Dividends and Distributions to Shareholders:
Net investment income	—	(232,417)
Total dividends and distributions	—	(232,417)

Capital Share Transactions:
Proceeds from shares sold	501,215	2,317,424
Shares issued in reinvestment of dividends	—	102,481
Cost of shares redeemed	(1,074,440)	(3,688,575)
Net decrease in net assets
from capital share transactions	(573,225)	(1,268,670)

Total increase (decrease) in net assets	1,599,736	(2,868,938)

Net Assets:
Beginning of year	32,229,250	35,098,188
End of year*	$33,828,986	$32,229,250

* Including accumulated undistributed net
investment income of	$121,349	$42,200

Change in Shares Outstanding:
Shares sold	22,206	102,205
Shares issued in reinvestment of dividends	—	4,631
Shares redeemed	(47,851)	(164,004)
Net decrease	(25,645)	(57,168)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2016	2016
	(Unaudited)
Operations:
Net investment loss	$(79,411)	$(110,509)
Net realized gain on investments	489,434	504,468
Net change in unrealized appreciation
on investments	1,661,503	(1,726,648)
Net increase (decrease) in net assets
resulting from operations	2,071,526	(1,332,689)

Dividends and Distributions to Shareholders:
Realized gains	—	(2,484,322)
Total dividends and distributions	—	(2,484,322)

Capital Share Transactions:
Proceeds from shares sold	342,634	989,916
Shares issued in reinvestment of
dividends and realized gains	—	2,484,322
Cost of shares redeemed	(1,742,715)	(2,364,085)
Net increase (decrease) in net assets
from capital share transactions	(1,400,081)	1,110,153

Total increase (decrease) in net assets	671,445	(2,706,858)

Net Assets:
Beginning of year	21,422,885	24,129,743
End of year*	$22,094,330	$21,422,885

* Including accumulated undistributed net
investment loss of	$(111,279)	$(31,868)

Change in Shares Outstanding:
Shares sold	15,851	44,256
Shares issued in reinvestment of dividends	—	115,496
Shares redeemed	(79,998)	(104,142)
Net increase (decrease)	(64,147)	55,610

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

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PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2016
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$21.69
Operations:
Net investment income(1)	0.05
Net realized and unrealized gain (loss)	1.43

Total from investment operations	1.48

Dividends and distributions to shareholders:
Dividends from net investment income	—
Total dividends and distributions	—

Change in net asset value for the period	1.48

Net asset value, end of period	$23.17
Total return(2)	6.82	%(4)

Ratios / supplemental data
Net assets, end of period (000)	$33,829
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.67	%(5)
After expense reimbursement and waivers(3)	1.27	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(3)	0.48	%(5)
Portfolio turnover rate	11	%(4)

(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective July 1, 2016, the Advisor contractually agreed to cap the Fund’s expenses at 1.30%. Prior to July 1, 2016, the Fund’s expense cap was 1.25%.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights (Continued)

For the Years Ended March 31,
2016	2015	2014	2013	2012

$22.75	$20.97	$18.34	$18.38	$17.82

0.15	0.24	0.29	0.39	0.29
(1.05)	1.77	2.63	(0.01)	0.54

(0.90)	2.01	2.92	0.38	0.83

(0.16)	(0.23)	(0.29)	(0.42)	(0.27)
(0.16)	(0.23)	(0.29)	(0.42)	(0.27)

(1.06)	1.78	2.63	(0.04)	0.56

$21.69	$22.75	$20.97	$18.34	$18.38
-3.98%	9.65%	16.01%	2.22%	4.87%

$32,229	$35,098	$33,410	$34,094	$49,981

1.65%	1.62%	1.58%	1.47%	1.48%
1.25%	1.25%	1.25%	1.25%	1.25%

0.65%	1.05%	1.36%	1.83%	1.78%
52%	53%	46%	64%	72%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2016
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$20.40
Operations:
Net investment income(1)	(0.08)
Net realized and unrealized gain (loss)	2.09

Total from investment operations	2.01

Dividends and distributions to shareholders:
Dividends from net investment income	—
Distributions from realized gains	—
Total dividends and distributions	—

Change in net asset value for the period	2.01

Net asset value, end of period	$22.41
Total return(2)	9.85	%(4)

Ratios / supplemental data
Net assets, end of period (000)	$22,094
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.85	%(5)
After expense reimbursement and waivers(3)	1.42	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(3)	-0.72	%(5)
Portfolio turnover rate	11	%(4)

(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective July 1, 2016, the Advisor contractually agreed to cap the Fund’s expenses at 1.45%. Prior to July 1, 2016, the Fund’s expense cap was 1.40%.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights (Continued)

For the Years Ended March 31,
2016	2015	2014	2013	2012

$24.26	$21.57	$17.87	$18.02	$17.56

(0.10)	(0.01)	0.11	0.20	0.08
(1.16)	2.96	3.70	(0.14)	0.42

(1.26)	2.95	3.81	0.06	0.50

—	(0.04)	(0.11)	(0.21)	(0.04)
(2.60)	(0.22)	—	—	—
(2.60)	(0.26)	(0.11)	(0.21)	(0.04)

(3.86)	2.69	3.70	-0.15	0.46

$20.40	$24.26	$21.57	$17.87	$18.02
-5.76%	13.76%	21.38%	0.42%	2.88%

$21,423	$24,130	$23,540	$36,422	$49,982

1.82%	1.72%	1.68%	1.46%	1.54%
1.40%	1.40%	1.40%	1.40%	1.40%

-0.48%	-0.05%	0.38%	1.08%	0.80%
41%	52%	52%	84%	69%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2016 (Unaudited)

1.	ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.  Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor.  As of December 31, 2014, the Advisor is owned by TGP, Inc.  The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc.  Certain directors or officers of the Funds are also officers of the Advisor.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

PLUMB FUNDS

Notes to Financial Statements
September 30, 2016 (Unaudited)  (Continued)

Equity securities, including common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Nasdaq-listed securities are valued at their Nasdaq Official Closing Price.  Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds and trust preferred securities are valued using a market approach based on information supplied by independent pricing services.  The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2016 (Unaudited)  (Continued)

The following is a summary of the inputs used, as of September 30, 2016, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Plumb Balanced Fund
Investments in:
Common Stock*	$22,391,555	$—	$—	$22,391,555
Trust Preferred Securities*	—	523,175	—	523,175
Corporate Bonds*	—	9,261,277	—	9,261,277
Money Market Funds	1,615,200	—	—	1,615,200
Total	$24,006,755	$9,784,452	$—	$33,791,207

Description	Level 1	Level 2	Level 3	Total
Plumb Equity Fund
Investments in:
Common Stock*	$21,987,608	$—	$—	$21,987,608
Money Market Funds	117,553	—	—	117,553
Total	$22,105,161	$—	$—	$22,105,161

*	For detailed industry descriptions, refer to the Schedule of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.  As of and during the period ending September 30, 2016, no securities were transferred into or out of Level 1 or Level 2.  It is the Funds’ policy to consider transfers into or out of any level as of the end of the reporting period. The Funds did not hold any derivative instruments during the period ending September 30, 2016.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses:

Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2016 (Unaudited)  (Continued)

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

As of and during the period ended September 30, 2016, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period ended September 30, 2016, the Funds did not incur any interest or penalties.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee up to 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended September 30, 2016, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $38,117

PLUMB FUNDS

Notes to Financial Statements
September 30, 2016 (Unaudited)  (Continued)

and $26,514, respectively, pursuant to the 12b-1 Plan.  As of September 30, 2016, $17,714 and $11,635 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses.  Prior to July 1, 2016, annual operating expenses were limited to 1.25% and 1.40% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  Effective July 1, 2016 until July 31, 2017, the Advisor has agreed to limit annual operating expenses to 1.30% and 1.45% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six months ended September 30, 2016, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $67,156 and $47,509, respectively.  There were no expense recoupments during the fiscal year ended March 31, 2016.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery as of March 31, 2016 expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2017 . . . . . . . $108,110	2017 . . . . . . . $ 72,213
2018 . . . . . . . $125,699	2018 . . . . . . . $ 74,257
2019 . . . . . . . $137,257	2019 . . . . . . . $ 96,706

The Funds also have an Administrative and Accounting Services Agreement  with the Advisor.  Fund administration responsibilities include general fund management, compliance, financial reporting, and oversight and assistance to other providers.  The Advisor’s administrative and accounting fees are 0.20% of the Funds’ average daily net assets, computed daily and paid monthly.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2016 (Unaudited)  (Continued)

5.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2016, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Purchases:	$3,611,204	$2,338,924
Sales:	$5,271,520	$3,409,015

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act.  As of September 30, 2016 certain entities and their affiliates which may control or be under common control with the Advisor, including Thomas Plumb, SVA Plumb Trust Company, and SVA Plumb Wealth Management, LLC, and Wisconsin Capital Management, LLC, either directly or for the benefit of their customers, owned 69.60% of the Plumb Balanced Fund and 71.47% of the Plumb Equity Fund.

7.	FEDERAL TAX INFORMATION

As of March 31, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$5,424,722	$5,616,937
Unrealized depreciation	(1,158,891)	(1,110,669)
Net tax unrealized
appreciation on investments	4,265,831	4,506,268
Undistributed ordinary income	42,200	—
Undistributed long-term capital gain	—	—
Other accumulated losses	(5,774,248)	(234,296)
Total accumulated gains (losses)	$(1,466,217)	$4,271,972

The tax cost of investments as of March 31, 2016, was $27,893,882 and $16,947,715 for the Plumb Balanced Fund and Plumb Equity Fund, respectively.  The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2016 (Unaudited)  (Continued)

As of March 31, 2016, the Funds had prior tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover
	Plumb Balanced Fund	Plumb Equity Fund
Expires:
March 31, 2018	$(5,563,665)	$—

Prior year capital loss carryovers of $1,071,983 and $0 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were utilized during the year.

As of March 31, 2016, the Funds deferred, on a tax basis, late year and post-October losses of:

	Plumb Balanced Fund	Plumb Equity Fund
Late Year Ordinary	$—	$31,868
Post-October	$210,583	$202,428

8.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2016 and 2015 was as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2016	March 31, 2015
Distributions paid from:
Ordinary Income	$232,417	$359,410
Total Distributions Paid	$232,417	$359,410

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2016	March 31, 2015
Distributions paid from:
Ordinary Income	$—	$ 36,918
Long-Term Capital Gains	$2,484,322	$220,196
Total Distributions Paid	$2,484,322	$257,114

PLUMB FUNDS

Additional Information (Unaudited)

BOARD REVIEW OF FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. At its meeting held May 18, 2016, the Board of Directors, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreement for another year with a contractual waiver by the Advisor whereby the Advisor agreed to limit expenses (exclusive of any acquired fund fees and expenses) until July 31, 2017, to 1.30% and 1.45% for the Plumb Balanced Fund and Plumb Equity Fund, respectively, to the extent that either Funds’ total annual operating expenses exceed those levels.

The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund; (iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds.  The Board generally viewed these factors in their totality, with no single factor serving as the principal reason for determining whether to renew the Agreement and with individual Board members giving different weight to different factors.

In connection with its consideration of the Advisory Agreement, the Board reviewed and discussed and considered various materials at this meeting, including:

•	a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;

•	a memorandum and related materials from the Funds’ management providing information regarding:

o	the Funds’ absolute performances, and their performances relative to industry benchmarks and universes of relevant peers identified by Morningstar;

o	the actual fees and expenses paid by the Funds and their expense ratios compared to their respective peers identified by Morningstar; and

o	the Advisor’s analysis of profitability of the Advisory Agreement and related administrative agreement to the Advisor.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

•	the Advisory Agreement and other service agreements with the Advisor or affiliates of the Advisor; and

•	reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.

In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports from the Funds’ portfolio managers and reports from the Funds’ Chief Compliance Officer.

The nature, extent and quality of the services rendered by the Advisor.

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Agreement, services required to be provided under other agreements with the Advisor, and additional services provided by the Advisor that were not required under any of those agreements.  The Board considered the background and experience of the Funds’ portfolio managers, other advisory personnel, compliance personnel, and other support personnel.  The Board observed that, in addition to investment management and broker-selection services, the Advisor oversees the preparation of compliance and other materials for each of the Board’s meetings and the performance of regular compliance and risk analysis functions for the Funds, as well as provides office space, equipment, information technology, and administrative services necessary for operation of the Funds.

The Board determined that the Advisor’s significant experience over more than 25 years managing mutual funds made it well qualified to continue managing the Funds.  The Board observed that the portfolio managers also have a long history in the money management industry.  The Board noted that, based on the information presented to it at this meeting and during previous quarters, it believed that the nature, extent, and quality of services provided by the Advisor were reasonably comparable to those provided by advisors to comparable funds, and that such services were adequate for the Funds’ needs.  The Board discussed the administrative and investment-related support available from the Advisor following its recent restructuring.  The Advisor noted that the corporate parent of the Advisor, TGP, Inc., had committed to supporting the Advisor for that purpose.  The Advisor also outlined a number of initiatives being undertaken by it that were intended to grow and diversify the Advisor’s revenue base, which could facilitate additional support in the future.

The performance of the Funds.

In reviewing the investment performance of each of the Funds, the Board reviewed the year-to-date, one-year, three-year, five-year, and life-of-fund performances of the Plumb Balanced Fund and Plumb Equity Fund.  The Advisor and the Board discussed the performance of the Funds, noting that while the

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

performance of each Fund had lagged its respective benchmark during each of these periods, the Plumb Balanced Fund had outperformed its benchmark over four of the last five calendar-year periods.  The Board discussed positive performance trends as well as that, following some of the more significant periods of underperformance, which affected the five-year and life-of-fund periods, the Advisor had implemented additional internal risk-control measures and had added an additional portfolio manager to the investment team.  The Advisor and the Board discussed the likelihood that these changes had moderated the risk of future significant underperformance and had helped to improve the total return of each of the Funds, and the Board determined that these measures were reasonably likely to continue to achieve their intended results.

After considering the performances of the Plumb Balanced Fund and the Plumb Equity Fund, including a consideration of more positive recent performance and the apparent effectiveness of the risk-control measures, the Board determined that the performances of the Plumb Balanced Fund and the Plumb Equity Fund were satisfactory.

The fees and expenses charged by the Advisor.

The Board reviewed the expense ratios for each Fund, noting that pre-waiver expense ratios totaled 1.65 percent for the Plumb Balanced Fund and 1.82 percent for the Plumb Equity Fund, and that after the waiver of certain fees and expenses the expense ratio for the Plumb Balanced Fund was currently 1.25 percent and for the Plumb Equity Fund, 1.40 percent.  The Board observed that the gross expense ratio for both Funds had increased over the past fiscal year, which the Advisor indicated was in part attributable to certain cost sharing that was no longer taking place as a result of the reorganization of the Advisor.  The Advisor acknowledged that both of these expense ratios continued to be higher than both the average and the median of their respective Morningstar categories, but suggested that the Morningstar expense ratios included funds and fund complexes with significantly larger amounts of assets under management, which tended to drive down fees and expenses for those other funds and fund complexes.  The Board noted that the Advisor was proposing to continue fee waivers for each of the Funds through July 31, 2017, but at a level that was five basis points higher than in the previous year—for the Plumb Balanced Fund at 1.30 percent and for the Plumb Equity Fund at 1.45 percent, exclusive of any acquired fund fees and expenses. The Advisor indicated that these changes could facilitate adding sales personnel and increasing advertising, and would also help address the anticipated significant increase in expenses upon expiration of one of the Funds’ existing sub-administration agreements.  The Board carefully considered these justifications for a change in the expense cap and determined that the prospect of these additional initiatives, coupled with improved performance, could together ultimately result in a growth in assets for the Funds, which would likely have the effect of reducing the Funds’

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

expense ratios.  The Advisor indicated that it believed the Funds needed to still add a significant amount of assets before their respective gross expense ratios were likely to decline meaningfully.  The Board concluded that the fees charged by the Advisor to the Funds were appropriate given the quality and scope of services and fees charged by the Advisor to other clients, and the Funds’ expense ratios were reasonable compared to peers and competitors.

The extent to which economies of scale will be realized as the Funds grow.

The Board also considered whether economies of scale might be realized as the Funds’ assets increase.  Based on information provided by the Advisor, it determined that in order to achieve a level of assets under management at which the gross expense ratio of each Fund were equal to or less than the amount of fees currently being waived by the Funds, each of the Funds would need to significantly increase its assets under management.  The Board believed that an increase in assets would help the Funds to achieve economies of scale in the Funds’ operations, but that in light of their continued relatively small size, neither Fund has yet to achieve any significant economies of scale.  The Board concluded that neither the Plumb Balanced Fund nor the Plumb Equity Fund was likely to realize material economies of scale until assets under management in each grew significantly.

Profits realized by the Advisor.

The Advisor discussed its profitability, indicating that it does not provide similar services to any other registered investment company.  The Advisor noted that since its restructuring in December 2014, the Advisor has been managing very few accounts other than the Funds.  The Board considered the fees for these other accounts.  The Advisor indicated that none of these other accounts had identical investment objectives as either of the Funds and provided an overview of its standard investment advisory contract fee schedule for its separately managed account clients and expressed its belief that the standard contract is not directly comparable to the advisory contract with the Funds because separately managed account clients do not require the same level of services or the same level of regulatory and compliance costs as does a registered investment company. The Advisor discussed the revenues and profits generated by the Funds in 2015 and projected for 2016 and 2017. The Advisor indicated that while the Funds do not generate significant profitability for the Advisor at this time, they have continued to be sustainable and slightly profitable following the restructuring of the Advisor.  The Board agreed with the reasonableness of these profitability levels.

After full consideration of the above factors, as well as of other factors that were instructive in its consideration, the Board, including all of the Independent Directors, concluded that the continuation of the Advisory Agreement for the Funds was in the best interest of each respective Fund and its shareholders.

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WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
8020 Excelsior Drive, Suite 402
Madison, WI  53717
Telephone:  (608) 960-4616

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ directors and officers and is available, without charge, at www.plumbfunds.com or upon request by calling 1-866-987-7888.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not Applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not Applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not Applicable for Semi-Annual Reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer (principal executive officer) and Vice President/Chief Financial Officer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wisconsin Capital Funds, Inc.

By (Signature and Title)  /s/ Thomas G. Plumb
    Thomas G. Plumb, President

Date   November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Thomas G. Plumb
    Thomas G. Plumb, Principal Executive Officer

Date   November 21, 2016

By (Signature and Title)  /s/ Nathan M. Plumb
    Nathan M. Plumb, Principal Financial Officer

Date   November 21, 2016